Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Net Liability for Post-Employment and Long-Term Employee Benefit Plans

The company’s net liability for post-employment and long-term employee benefit plans comprises the following at 31 December:

Million US dollar	2017	2016

Present value of funded obligations	(7 506)	(7 044)
Fair value of plan assets	5 623	5 177

Present value of net obligations for funded plans	(1 883)	(1 867)
Present value of unfunded obligations	(904)	(908)

Present value of net obligations	(2 787)	(2 775)
Unrecognized asset	(111)	(168)

Net liability	(2 898)	(2 943)
Other long term employee benefits	(73)	(73)
Reclassified as held for sale	—	12

Total employee benefits	(2 971)	(3 004)
Employee benefits amounts in the balance sheet:
Liabilities	(2 993)	(3 014)
Assets	22	10

Net liability	(2 971)	(3 004)

Summary of Changes in Unrecognized Assets

The changes in the unrecognized asset are as follows:

Million US dollar	2017	2016	2015

Irrecoverable surplus impact at 1 January	(168)	(137)	(171)
Interest expense	(17)	(17)	(15)
Changes excluding amounts included in interest expense	74	(14)	49

Irrecoverable surplus impact at 31 December	(111)	(168)	(137)

Summary of Employee Benefit Expense Recognized in Income Statement

The expense recognized in the income statement with regard to defined benefit plans can be detailed as follows:

Million US dollar	2017	2016	2015

Current service costs	(74)	(73)	(81)
Administration costs	(22)	(24)	(20)
Past service cost due to plan amendments and curtailments	17	8	8
(Losses)/gains on settlements	—	10	(2)
(Losses)/gains on due to experience and demographic assumption changes	3	—	—

Profit from operations	(76)	(79)	(95)
Net finance cost	(120)	(115)	(116)

Total employee benefit expense	(196)	(194)	(211)

Summary of Employee Benefit Expense Recognized in Income Statement

The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2017	2016	2015

Cost of sales	(24)	(59)	(64)
Distribution expenses	(10)	(9)	(8)
Sales and marketing expenses	(15)	(13)	(14)
Administrative expenses	(29)	(15)	(17)
Other operating (expense)/income	(4)	10	6
Exceptional items	6	7	2
Net finance cost	(120)	(115)	(116)

	(196)	(194)	(211)

Summary of Weighted Average Assumptions used in Computing Benefit Obligations

Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the balance sheet date are as follows:

	2017
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev

Discount rate	3.7%	3.6%	8.0%	10.0%	2.6%	4.0%
Price inflation	2.5%	2.0%	3.5%	4.3%	3.3%	2.7%
Future salary increases	—	1.0%	4.3%	5.6%	—	3.5%
Future pension increases	—	2.0%	3.5%	4.3%	3.0%	2.8%
Medical cost trend rate	6.2%-5.0%	4.5%	—	7.9%	—	6.8%-6.4%
Life expectation for a 65 year old male	85	87	82	85	87	85
Life expectation for a 65 year old female	88	89	85	88	89	88

	2016
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev

Discount rate	4.2%	3.9%	7.8%	10.5%	2.7%	4.4%
Price inflation	2.5%	2.0%	3.5%	4.5%	3.4%	2.8%
Future salary increases	—	1.0%	4.8%	5.8%	—	3.5%
Future pension increases	—	2.0%	3.5%	4.5%	3.1%	2.8%
Medical cost trend rate	7.0%-5.0%	4.5%	—	8.2%	—	7.2%-6.5%
Life expectation for a 65 year old male	85	86	82	85	87	86
Life expectation for a 65 year old female	88	89	85	88	89	88

Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

Million US dollar	2017
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	0.5%	(530)	581
Price inflation	0.5%	172	(130)
Future salary increase	0.5%	28	(23)
Medical cost trend rate	1%	55	(47)
Longevity	One year	248	(246)

Summary of Fair Value of Plan Assets

The fair value of plan assets at 31 December consists of the following:

	2017			2016
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Government bonds	27%	—	27%	30%	—	30%
Corporate bonds	37%	—	37%	38%	—	38%
Equity instruments	26%	—	26%	22%	—	22%
Property	—	4%	4%	—	3%	3%
Insurance contracts and others	5%	1%	6%	6%	1%	7%

	95%	5%	100%	96%	4%	100%

Present Value of Defined Benefit Obligation [Member]
Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets

The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2017	2016	2015

Defined benefit obligation at 1 January	(7 952)	(7 594)	(8 585)
Current service costs	(74)	(73)	(81)
Interest cost	(340)	(347)	(354)
Past service gain/(cost)	17	8	8
Settlements	6	174	3
Benefits paid	502	482	517
Contribution by plan participants	(4)	(4)	(4)
Acquisition and disposal through business combination	—	(260)	—
Actuarial gains/(losses) – demographic assumptions	24	(1)	4
Actuarial gains/(losses) – financial assumptions	(264)	(607)	283
Experience adjustments	(21)	37	14
Exchange differences	(343)	256	606
Transfers and other movements	39	(23)	(5)

Defined benefit obligation at 31 December	(8 410)	(7 952)	(7 594)

Plan Assets [Member]
Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets

The changes in the fair value of plan assets are as follows:

Million US dollar	2017	2016	2015

Fair value of plan assets at 1 January	5 177	5 075	5 773
Interest income	239	249	253
Administration costs	(22)	(24)	(20)
Return on plan assets exceeding interest income	233	297	(211)
Contributions by AB InBev	315	302	275
Contributions by plan participants	4	4	4
Benefits paid net of administration costs	(502)	(478)	(517)
Acquisition through business combination	—	68	—
Assets distributed on settlements	(7)	(164)	—
Exchange differences	214	(155)	(482)
Transfers and other movements	(28)	3	—

Fair value of plan assets at 31 December	5 623	5 177	5 075